Senior Unsecured Bonds - Summary of Senior Unsecured Bond and Total Deferred Financing Costs (Details) - Senior Unsecured Bonds - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Less deferred financing costs	$ (1,578)	$ (1,817)
Total	138,422	138,183
October 2024 Bond issuance
Debt Instrument [Line Items]
Gross debt	100,000	100,000
Total	140,000
March 2025 Bond Tap issuance
Debt Instrument [Line Items]
Gross debt	$ 40,000	$ 40,000